UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

			CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-6239

			 		Tax-Free Fund for Utah
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	6/30/08

				Date of reporting period:	12/31/08

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.


SEMI-ANNUAL
REPORT

DECEMBER 31, 2008

                        [LOGO OF TAX-FREE FUND FOR UTAH:
   A RECTANGLE CONTAINING DESERT BOULDERS WITH THE SUN RISING BEHIND THEM](R)

                                TAX-FREE FUND FOR
                                      UTAH
                          A TAX-FREE INCOME INVESTMENT

[LOGO OF THE AQUILA
GROUP OF FUNDS:                    ONE OF THE
AN EAGLE'S HEAD]            AQUILA GROUP OF FUNDS(R)

[LOGO OF TAX-FREE FUND FOR UTAH:
A RECTANGLE CONTAINING DESERT BOULDERS
WITH THE SUN RISING BEHIND THEM](SM)

                 SERVING UTAH INVESTORS FOR MORE THAN 15 YEARS

                             TAX-FREE FUND FOR UTAH

                           "PROPER ASSET ALLOCATION -
                          A STRATEGY FOR ALL SEASONS"

                                                                  February, 2009

      The market has definitely been volatile enough recently to cause even the most seasoned investor to ask, "What should I do now?"

      We believe you will be in a better position to weather this, or any, economic storm, if your portfolio is built with a strong foundation. In short, is your portfolio properly allocated based on your specific needs?

      As you hopefully already know, asset allocation is an investment strategy that strives to balance risk and reward by diversifying assets according to your specific desires. These include:

      o investment time horizon (specifically your age and retirement objectives);

      o risk threshold (how much of your investment capital you are willing to lose during a given time frame);

      o financial situation (your wealth, income, expenses, tax bracket, liquidity needs, etc.); and

      o     goals (the financial goals you and your family want to achieve).

      Since the three main asset classes - equities, fixed-income, and cash/cash equivalents - have different levels of risk and return, each is expected to behave differently over time. The objective of asset allocation is to create a diversified portfolio with an acceptable level of risk and the highest possible return given that level of risk.

      Although there is no simple formula that can find the right asset allocation for every individual, the consensus among most financial professionals is that asset allocation is one of the most important decisions that investors make.

                      NOT A PART OF THE SEMI-ANNUAL REPORT

      The way you allocate your investment among stocks, bonds, and cash/cash equivalents will be the principal determinant of your investment results - secondary to your selection of individual securities.

      Once you and your financial professional have developed an appropriate asset allocation for your portfolio, we believe that changes should be made based on need, not on scary headlines.

      A properly constructed portfolio with sound asset allocation should be in a good position to weather all seasons.

                                   Sincerely,

/s/ Lacy B. Herrmann                            /s/ Diana P. Herrmann

Lacy B. Herrmann                                Diana P. Herrmann
Founder and Chairman Emeritus                   President

                      NOT A PART OF THE SEMI-ANNUAL REPORT

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        GENERAL OBLIGATION BONDS (16.7%)                               S&P            VALUE
---------------   ---------------------------------------------------------   ---------    --------------
                  CITY, COUNTY AND STATE (7.9%)
                  Alamo, Texas Community College District
$       595,000   4.375%, 02/15/25 MBIA Insured ...........................   Aa2/AA       $      549,548
                  Anderson, Indiana San District
        505,000   4.600%, 07/15/23 AMBAC Insured ..........................    A3/A               473,993
                  Cedar City, Utah Special Improvement District
                     Assessment
        235,000   5.050%, 09/01/10 ........................................   NR/NR*              225,309
        215,000   5.200%, 09/01/11 ........................................   NR/NR*              200,840
                  Cedar Park, Texas
        835,000   4.500%, 02/15/22 MBIA Insured ...........................    A1/AA              813,975
                  Coral Canyon, Utah Special Service District
         40,000   4.850%, 07/15/17 ........................................   NR/NR*              102,003
        580,000   5.700%, 07/15/18 ........................................   NR/NR*              436,943
                  Dawson County, Texas Hospital District
        555,000   4.375%, 02/15/24 AMBAC Insured ..........................   Baa1/A              487,090
                  Denton County, Texas
        700,000   4.500%, 07/15/24 MBIA Insured ...........................   Aa1/AA+             673,484
        400,000   4.500%, 07/15/25 MBIA Insured ...........................   Aa1/AA+             376,308
      1,500,000   4.250%, 07/15/27 MBIA Insured ...........................   Aa1/AA+           1,315,815
                  Harris County, Texas Unlimited Tax
        300,000   4.500%, 10/01/23 ........................................   Aa1/AAA             294,906
                  Harris County, Texas Utility District  #268
        905,000   4.375%, 09/01/27 Radian Insured .........................   A3/BBB+             725,285
                  Hurricane, Utah
         65,000   5.400%, 11/01/09 Radian Insured .........................    A3/A                66,850
                  King County, Washington Unlimited Tax
      1,000,000   4.500%, 12/01/25 FSA Insured ............................   Aaa/AAA             958,780
                  Laredo, Texas
        300,000   4.250%, 08/15/21 AMBAC Insured ..........................   Aa3/AA              291,144
        500,000   4.500%, 02/15/24 AMBAC Insured ..........................   Aa3/AA              481,390
                  McKinney, Texas
      1,700,000   4.500%, 08/15/23 Syncora Guarantee Inc. Insured .........   Aa2/AA+           1,636,437
      1,375,000   5.000%, 08/15/24 AMBAC Insured ..........................   Aa2/AA+           1,395,460
        695,000   4.375%, 08/15/25 MBIA Insured ...........................   Aa2/AA+             641,631

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        GENERAL OBLIGATION BONDS (CONTINUED)                           S&P            VALUE
---------------   ---------------------------------------------------------   ---------    --------------
                  CITY, COUNTY AND STATE (CONTINUED)
                  Mesquite, Texas
$       510,000   4.625%, 02/15/22 FSA Insured ............................   Aaa/AAA      $      510,383
                  San Antonio, Texas
        125,000   4.750%, 02/01/24 FSA Insured ............................   Aaa/AAA             124,331
                  San Patricio County, Texas
        450,000   4.600%, 04/01/25 AMBAC Insured ..........................   Aa3/NR              426,181
                  Texas State
        415,000   4.500%, 08/01/22 ........................................   Aa1/AA              407,136
                  Waco, Texas
      2,560,000   4.500%, 02/01/24 MBIA Insured ...........................   Aa3/AA            2,398,694
                  Washington County, Utah
      1,250,000   5.000%, 10/01/22 MBIA Insured ...........................    A1/NR            1,260,912
                  Williamson County, Texas
        460,000   4.500%, 02/15/26 FSA Insured ............................   Aaa/AAA             426,935
                                                                                           --------------
                  Total City, County and State ............................                    17,701,763
                                                                                           --------------

                  SCHOOL DISTRICT (8.8%)
                  Borger, Texas Independent School District
        400,000   4.500%, 02/15/24 ........................................   NR/AAA              385,112
        500,000   4.500%, 02/15/25 ........................................   NR/AAA              469,695
                  Canutillo, Texas Independent School District
        500,000   4.500%, 08/15/25 ........................................   NR/AAA              468,250
                  Clint, Texas Independent School District
        265,000   4.250%, 02/15/28 ........................................   NR/AAA              229,736
                  Dripping Springs, Texas Independent School District
         25,000   4.375%, 08/15/22 ........................................   Aaa/AAA             704,316
                  Eagle Mountain & Saginaw, Texas Independent
                     School District
        300,000   4.750%, 08/15/21 ........................................   Aaa/AAA             304,062
        525,000   4.750%, 08/15/23 ........................................   Aaa/AAA             524,428
                  Freemont County, Wyoming School District #14
        355,000   4.500%, 06/15/26 ........................................   NR/BBB              332,759
                  Frisco, Texas Independent School District
      1,260,000   5.000%, 07/15/26 ........................................   Aaa/NR            1,266,010

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        GENERAL OBLIGATION BONDS (CONTINUED)                           S&P            VALUE
---------------   ---------------------------------------------------------   ---------    --------------
                  SCHOOL DISTRICT (CONTINUED)
                  Galena Park, Texas Independent School District
$       295,000   4.625%, 08/15/25 ........................................   Aaa/NR       $      283,247
                  Harrisburg, South Dakota Independent School
                     District  No. 41-2
      1,370,000   4.500%, 01/15/24 FSA Insured ............................   Aa3/NR            1,323,489
                  Jacksboro, Texas Independent School District
        815,000   4.700%, 02/15/23 ........................................   NR/AAA              814,128
                  La Feria, Texas Independent School District
        210,000   4.400%, 02/15/24 ........................................   Aaa/NR              197,083
                  Lancaster, Texas School District
        300,000   4.375%, 02/15/22 ........................................   Aaa/AAA             291,669
                  Lindale, Texas Independent School District
        440,000   4.250%, 02/15/21 ........................................   NR/AAA              429,396
      1,000,000   4.250%, 02/15/22 ........................................   NR/AAA              960,080
        445,000   4.375%, 02/15/23 ........................................   NR/AAA              427,520
                  Lovejoy, Texas Independent School District
        200,000   4.500%, 02/15/24 ........................................   Aaa/AAA             192,556
                  Muleshoe, Texas Independent School District
        380,000   4.500%, 02/15/22 ........................................   NR/AAA              363,033
        250,000   4.500%,0 2/15/23 ........................................   NR/AAA              235,045
        200,000   4.500%, 02/15/24 ........................................   NR/AAA              185,766
        220,000   4.500%, 02/15/25 ........................................   NR/AAA              202,792
                  Navasota, Texas Independent School District
        475,000   5.000%, 08/15/23 FGIC Insured ...........................    A3/NR              474,487
                  Prosper, Texas Independent School District
        395,000   4.125%, 08/15/21 ........................................   NR/AAA              380,480
                  Southern, Texas Independent School District
        910,000   4.500%, 02/01/26 ........................................   Aaa/AAA             845,608
                  Spring, Texas Independent School District
        300,000   4.750%, 08/15/23 ........................................   Aaa/AAA             299,673
      1,400,000   4.500%, 08/15/27 ........................................   Aaa/AAA           1,265,348
                  Uintah County, Utah School District
        455,000   4.250%, 02/01/24 ........................................   Aaa/NR              425,252

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        GENERAL OBLIGATION BONDS (CONTINUED)                           S&P            VALUE
---------------   ---------------------------------------------------------   ---------    --------------
                  SCHOOL DISTRICT (CONTINUED)
                  Van, Texas Independent School District
$       750,000   4.875%, 02/15/26 ........................................   Aaa/AAA      $      747,810
                  Washington County, Utah
        440,000   5.000%, 10/01/18 Syncora Guarantee Inc. Insured .........    A1/NR              458,660
        465,000   5.000%, 10/01/19 Syncora Guarantee Inc. Insured .........    A1/NR              479,452
        490,000   5.000%, 10/01/20 Syncora Guarantee Inc. Insured .........    A1/NR              500,491
        510,000   5.000%, 10/01/21 Syncora Guarantee Inc. Insured .........    A1/NR              516,553
        535,000   5.000%, 10/01/22 Syncora Guarantee Inc. Insured .........    A1/NR              536,546
        565,000   5.000%, 10/01/23 Syncora Guarantee Inc. Insured .........    A1/NR              559,152
        320,000   5.000%, 10/01/24 Syncora Guarantee Inc. Insured .........    A1/NR              314,502
                  Washoe County, Nevada School District
        200,000   4.625%, 06/01/23 FGIC Insured ...........................   Aa3/AA              194,356
                  Waxahachie, Texas Independent School District
        605,000   4.400%, 08/15/26 ........................................   Aaa/NR              553,200
        630,000   4.400%, 08/15/27 ........................................   Aaa/NR              565,148
                                                                                           --------------
                  Total School District ...................................                    19,706,890
                                                                                           --------------
                  Total General Obligation Bonds ..........................                    37,408,653
                                                                                           --------------

                  REVENUE BONDS (81.3%)
                  ---------------------------------------------------------
                  AIRPORT (1.5%)
                  Clark County, Nevada Passenger Facility Charge
        255,000   4.750%, 07/01/22 MBIA Insured AMT .......................   Aa3/AA              235,809
                  Hillsborough County, Florida Aviation Authority
      2,185,000   5.250%, 10/01/23 MBIA Insured AMT .......................   Aa3/AA            1,872,982
                  Miami-Dade County, Florida Aviation Revenue
      1,700,000   5.000%, 10/01/28 Series C MBIA Insured AMT ..............    A2/AA            1,193,026
                                                                                           --------------
                  Total Airport ...........................................                     3,301,817
                                                                                           --------------

                  EDUCATION (23.5%)
                  Broward County, Florida School Board COP
      1,680,000   4.500%, 07/01/23 Series A FGIC Insured ..................    A1/AA            1,513,243
                  Carmel, Indiana 2002 School Building Corp.
      1,235,000   4.300%, 01/15/23 FSA Insured ............................   Aa3/AAA           1,134,446
      1,525,000   4.300%, 07/15/23 FSA Insured ............................   Aa3/AAA           1,398,456

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                      S&P            VALUE
---------------   ---------------------------------------------------------   ---------    --------------
                  EDUCATION (CONTINUED)
                  Central Washington State University System Revenue
$     1,265,000   4.375%, 05/01/26  FSA Insured ...........................   Aa3/NR       $    1,135,907
                  Florida State Board of Education Public Education
        210,000   4.500%, 06/01/25 FSA Insured ............................   Aa1/AAA             195,271
                  Hillsborough County, Florida School Board COP
        560,000   4.250%, 07/01/26 MBIA Insured ...........................   Aa3/AA              472,858
                  Laredo, Texas Independent School District Public
                     Facility Corp.
        190,000   5.000%, 08/01/24 AMBAC Insured ..........................   Aa3/AA              191,404
                  La Vernia, Texas  Higher Education Finance Corp.
      3,617,000   6.500%, 03/12/38 ........................................   NR/NR*            2,593,100
                  Nevada System Higher Education COP
      1,000,000   5.000%, 07/01/25 AMBAC Insured ..........................   Aa3/AA-           1,000,580
                  Salt Lake County, Utah Westminster College Project
        435,000   4.750%, 10/01/21 ........................................   NR/BBB              314,936
      2,300,000   5.000%, 10/01/22 ........................................   NR/BBB            1,661,934
      1,250,000   5.000%, 10/01/25 ........................................   NR/BBB              858,662
      2,025,000   5.125%, 10/01/28 ........................................   NR/BBB            1,347,577
                  Texas State College Student Loan Revenue
        100,000   5.000%, 08/01/22 AMT ....................................   Aa1/AA               98,929
                  Texas State University System Financing Revenue
        655,000   4.375%, 03/15/23 FSA Insured ............................   Aaa/AAA             611,665
                  Tyler, Texas Independent School District
        325,000   5.000%, 02/15/26 FSA Insured ............................   Aaa/AAA             326,680
                  University of Nevada (University Revenues)
        190,000   4.500%, 07/01/24 MBIA Insured ...........................   Aa3/AA              180,903
                  University of Utah COP
      3,170,000   4.350%, 12/01/26 AMBAC Insured ..........................   Aa3/AA            2,882,291
                  Utah County, Utah Charter School Revenue
                     Lakeview Academy
        315,000   5.350%, 07/15/17 Series A ...............................   NR/NR*              255,008

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                      S&P            VALUE
---------------   ---------------------------------------------------------   ---------    --------------
                  EDUCATION (CONTINUED)
                  Utah County, Utah Charter School Revenue Lincoln
                     Academy
$       450,000   5.450%, 06/15/17 Series A ...............................   NR/NR*       $      368,941
                  Utah County, Utah Charter School Revenue
                     Renaissance Academy
        340,000   5.350%, 07/15/17 Series A ...............................   NR/NR*              268,583
                  Utah County, Utah School Facility
      1,320,000   6.500%, 12/21/25 ........................................   NR/NR*              973,566
                  Utah State Board of Regents Auxiliary & Campus
                     Facility
      1,000,000   4.125%, 04/01/20 MBIA Insured ...........................   Aa2/AA              954,250
                  Utah State Board of Regents Lease Revenue
        410,000   4.500%, 05/01/20  AMBAC Insured .........................   Aa3/AA              412,517
        425,000   4.500%, 05/01/21  AMBAC Insured                             Aa3/AA              421,800
        450,000   4.625%, 05/01/22  AMBAC Insured .........................   Aa3/AA              444,028
        120,000   4.650%, 05/01/23  AMBAC Insured .........................   Aa3/AA              116,930
                  Utah State Board of Regents Office Facility Revenue
        450,000   5.050%, 02/01/20 MBIA Insured ...........................    A2/AA              457,780
        360,000   5.125%, 02/01/22 MBIA Insured ...........................    A2/AA              364,212
      1,045,000   5.000%, 04/01/23 MBIA Insured ...........................   Aa3/AA            1,054,948
                  Utah State Charter School Finance Authority
                     Channing Hall Academy
        500,000   5.750%, 07/15/22 Series A ...............................   NR/NR*              373,370
                  Utah State Charter School Finance Authority Entheos
                     Academy
      5,930,000   6.750%, 08/15/38 ........................................   NR/NR*            4,282,765
                  Utah State Charter School Finance Authority Fast
                     Forward Academy
      3,108,800   6.500%, 11/15/37 144A ...................................   NR/NR*            2,114,792
                  Utah State Charter School Finance Authority G.
                     Washington Academy
      1,000,000   6.750%, 07/15/28 ........................................   NR/NR*              759,910

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                      S&P            VALUE
---------------   ---------------------------------------------------------   ---------    --------------
                  EDUCATION (CONTINUED)
                  Utah State Charter School Finance Authority Legacy
                     Prep Academy
$     5,780,000   6.750%, 06/15/38 ........................................   NR/NR*       $    5,743,124
                  Utah State Charter School Finance Authority Noah
                     Webster Academy
      3,155,000   6.250%, 06/15/28 ........................................   NR/NR*            2,250,903
      1,000,000   6.500%, 06/15/38 ........................................   NR/NR*              687,500
                  Utah State Charter School Finance Authority
                     Rockwell Charter School
      1,000,000   6.750%, 08/15/28 ........................................   NR/NR*              758,730
                  Utah State Charter School Finance Authority Ronald
                     Wilson Reagan Academy
      1,250,000   5.750%, 02/15/22 Series A ...............................   NR/NR*              940,837
                  Utah State Charter School Finance Authority Summit
                     Academy
      1,500,000   5.125%, 06/15/17 ........................................   NR/BBB-           1,241,295
                  Utah State Charter School Finance Authority Venture
                     Academy
      7,305,000   7.250%, 11/15/38 ........................................   NR/NR*            6,389,537
                  Washington State University Revenue
        735,000   4.600%, 10/01/29 FSA Insured ............................   Aaa/AAA             667,608
                  Weber State University, Utah Student Facilities
                     System
        300,000   5.100%, 04/01/16 Series A (pre-refunded) ................   NR/AAA              326,895
        425,000   5.250%, 04/01/19 Series A (pre-refunded) ................   NR/AAA              464,797
      1,825,000   4.400%, 04/01/27 FSA Insured ............................   NR/AAA            1,669,930
                                                                                           --------------
                  Total Education .........................................                    52,683,398
                                                                                           --------------

                  HEALTHCARE (0.6%)
                  Harris County, Texas Health Facility Development
                     Corp.
        145,000   5.000%, 11/15/28 AMBAC Insured ..........................  Baa1/AAA             112,455

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                      S&P            VALUE
---------------   ---------------------------------------------------------   ---------    --------------
                  HEALTHCARE (CONTINUED)
                  Reno, Nevada  Hospital Revenue, Washoe Medical
                     Center
$       725,000   5.000%, 06/01/23 FSA Insured ............................   Aaa/AAA      $      625,740
        680,000   5.000%, 06/01/23 FSA Insured ............................   Aaa/AAA             586,901
                                                                                           --------------
                  Total Healthcare ........................................                     1,325,096
                                                                                           --------------

                  HOUSING (14.5%)
                  Alaska Housing Finance Corp. Housing Revenue
      1,000,000   4.700%, 06/01/27 AMT ....................................   Aa2/AA              794,150
      1,000,000   5.250%, 12/01/28 AMT ....................................   Aa2/AA              784,690
                  Alaska State Local Housing Authority
        500,000   5.125%, 06/01/27 Series A2 AMT ..........................   Aaa/AAA             396,575
                  Florida Housing Finance Corp.
        730,000   5.000%, 07/01/21 AMT ....................................   Aa1/AA+             636,195
      1,470,000   4.550%, 07/01/22 AMT ....................................   Aa1/AA+           1,141,793
        500,000   6.000%, 07/01/28 ........................................   Aa1/AA+             492,380
                  Henderson, Nevada Local Improvement District
        150,000   5.000%, 09/01/15 ........................................   NR/NR*               67,802
        200,000   5.000%, 09/01/16 ........................................   NR/NR*               90,360
        200,000   5.050%, 09/01/17 ........................................   NR/NR*               90,326
        200,000   5.100%, 09/01/18 ........................................   NR/NR*               90,298
                  Indiana Housing & Community Development
                     Authority
      1,290,000   4.900%, 07/01/26 AMT ....................................   Aaa/NR              976,956
                  Indiana State Housing Finance Authority Single
                     Family
        245,000   4.850%, 07/01/22 AMT ....................................   Aaa/NR              197,823
                  Indianapolis, Indiana Multi-Family
        470,000   4.850%, 01/01/21 AMT ....................................   Aaa/NR              389,292
                  Miami-Dade County, Florida Housing Finance
                     Authority
        535,000   5.000%, 11/01/23 FSA Insured AMT ........................   NR/AAA              441,423
                  Nevada Housing Multi-Family, LOC: US Bank
      1,000,000   4.750%, 04/01/39 AMT ....................................   NR/AA+              781,770

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                      S&P            VALUE
---------------   ---------------------------------------------------------   ---------    --------------
                  HOUSING (CONTINUED)
                  North Dakota Housing Authority Home Mortgage
                     Revenue
$     2,000,000   5.400%, 07/01/23 AMT ....................................   Aa1/NR       $    1,733,620
      1,000,000   5.650%, 07/01/28 AMT ....................................   Aa1/NR              839,300
        950,000   5.400%, 07/01/28 ........................................   Aa1/NR              858,943
                  Orange County, Florida Housing Finance Authority
        120,000   5.150%, 03/01/22 ........................................   Aaa/NR              116,057
                  Seattle, Washington Housing Authority
        730,000   4.400%, 11/01/21 AMT ....................................   NR/AAA              573,327
                  Snohomish County, Washington Housing Authority
        150,000   4.750%, 09/01/10 AMT ....................................   NR/NR*              144,646
        185,000   4.875%, 09/01/12 AMT ....................................   NR/NR*              169,989
        225,000   5.000%, 09/01/13 AMT ....................................   NR/NR*              202,081
        185,000   5.000%, 09/01/14 AMT ....................................   NR/NR*              162,047
        145,000   5.100%, 09/01/15 AMT ....................................   NR/NR*              124,555
                  South Dakota Housing Development Authority
      1,250,000   4.900%, 05/01/26 AMT ....................................   Aa1/AAA             966,800
        500,000   6.000%, 05/01/28 ........................................   Aa1/AAA             496,560
                  Texas State Housing Revenue
      2,020,000   4.800%, 09/01/20 AMT ....................................   Aaa/AAA           1,654,865
        495,000   4.800%, 09/01/27 AMT ....................................   Aa1/AAA             372,671
      1,000,000   5.250%, 09/01/32 AMT ....................................   Aa1/AAA             792,320
                  Utah Housing Corporation Single Family Mortgage
         25,000   5.250%, 07/01/23 AMT ....................................   Aa2/AA               21,072
        195,000   4.875%, 07/01/23 AMT ....................................   Aa3/AA-             155,499
      1,275,000   5.125%, 07/01/24 AMT ....................................   Aa3/AA-           1,058,008
      1,015,000   5.000%, 07/01/25 AMT ....................................   Aa3/AA-             808,153
        120,000   5.650%, 07/01/27 AMT ....................................   Aa2/AA              101,053
        605,000   5.100%, 01/01/26 AMT ....................................   Aa3/AA-             483,831
        610,000   5.200%, 01/01/28 AMT ....................................   Aa3/AA-             519,098
      2,305,000   5.800%, 07/01/28 AMT ....................................   Aa3/AA-           1,979,073
      1,000,000   5.700%, 07/01/28 AMT ....................................   Aa3/AA-             837,960
        995,000   5.500%, 07/01/28  AMT ...................................   Aa3/AA-             803,403

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                      S&P            VALUE
---------------   ---------------------------------------------------------   ---------    --------------
                  HOUSING (CONTINUED)
                  Utah Housing Corporation Single Family Mortgage
                     (continued)
$     1,310,000   6.100%, 01/01/29 AMT ....................................   Aa3/AA-      $    1,149,839
        805,000   5.000%, 07/01/31 AMT ....................................   Aa2/AA              603,959
        495,000   5.000%, 01/01/32 AMT ....................................   Aa2/AA              363,592
                  Utah State Housing Finance Agency
        125,000   5.700%, 07/01/15 AMT ....................................   Aa3/AA-             119,906
         40,000   5.650%, 07/01/16 Series 1994C ...........................   Aaa/AAA              38,416
         30,000   5.400%, 07/01/16 AMT ....................................   Aa2/AA               28,539
         15,000   6.000%, 07/01/17 AMT ....................................   Aaa/AAA              14,012
        560,000   5.500%, 07/01/18 AMT ....................................   Aa3/AA-             555,666
         35,000   5.300%, 07/01/18 AMT ....................................   Aaa/AAA              32,637
         60,000   5.000%, 07/01/18 AMT ....................................   Aaa/AAA              53,702
         75,000   5.400%, 07/01/20 AMT ....................................   Aa2/AA               64,531
        140,000   5.600%, 07/01/23 AMT ....................................   Aa2/AA              120,110
         35,000   5.700%, 07/01/26 MBIA Insured ...........................    A2/AA               35,044
                  Washington State Housing Finance Commission
      2,290,000   4.800%, 12/01/21 AMT ....................................   Aaa/NR            1,854,465
                  Washington State Housing Finance Commission
                     Single Family Mortgage
      2,345,000   5.000%, 06/01/22 ........................................   Aaa/NR*           1,934,695
                  Wyoming Community Development Authority
                     Housing Revenue
      2,000,000   5.000%, 12/01/22 Series 10 AMT ..........................   Aa1/AA+           1,647,600
        120,000   5.000%, 12/01/22 ........................................   Aa1/AA+             117,558
        415,000   5.150%, 06/01/23 AMT ....................................   Aa1/AA+             344,994
                                                                                           --------------
                  Total Housing ...........................................                    32,426,029
                                                                                           --------------

                  INDUSTRIAL DEVELOPMENT & POLLUTION CONTROL (0.5%)
                  Sandy City, Utah Industrial Development, H Shirley
                     Wright Project, Refunding Bonds, LOC
                     Olympus Bank
        250,000   6.125%, 08/01/16                                            NR/AAA              250,110

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                      S&P            VALUE
---------------   ---------------------------------------------------------   ---------    --------------
                  INDUSTRIAL DEVELOPMENT & POLLUTION CONTROL
                     (CONTINUED)
                  Utah County Environmental Improvement Revenue
$       935,000   5.050%, 11/01/17 ........................................  Baa1/BBB+     $      907,043
                                                                                           --------------
                  Total Industrial Development & Pollution Control                              1,157,153
                                                                                           --------------

                  LEASE (13.6%)
                  Celebration Community Development District, Florida
        290,000   5.000%, 05/01/22 MBIA Insured ...........................   Baa1/AA             291,546
                  Clark County, Nevada Improvement District Revenue
        715,000   5.125%, 12/01/19 ........................................   NR/NR*              510,367
                  Clark County, Nevada Improvement District Special
                     Local Improvement #128 (Summerlin)
        500,000   5.000%, 02/01/21 Series A ...............................   NR/NR*              331,445
                  Davis County, Utah  Lease Revenue DMV Project
         78,000   5.400%, 11/01/17 ........................................   NR/NR*               63,111
         83,000   5.450%, 11/01/18 ........................................   NR/NR*               65,606
         87,000   5.500%, 11/01/19 ........................................   NR/NR*               67,365
         92,000   5.550%, 11/01/20 ........................................   NR/NR*               69,787
         97,000   5.600%, 11/01/21 ........................................   NR/NR*               72,137
        103,000   5.650%, 11/01/22 ........................................   NR/NR*               74,772
        108,000   5.700%, 11/01/23 ........................................   NR/NR*               76,910
        115,000   5.700%, 11/01/24 ........................................   NR/NR*               80,375
        121,000   5.750%, 11/01/25 ........................................   NR/NR*               82,631
        128,000   5.750%, 11/01/26 ........................................   NR/NR*               85,736
                  Marion County, Indiana Convention & Recreational
                     Facilities Authority
        390,000   5.000%, 06/01/27 MBIA Insured ...........................    A2/AA              332,994
                  Middle Village, Florida Community Development
                     District Special Assessment Revenue
      1,170,000   6.750%, 05/01/25 ........................................   NR/NR*              911,196
                  New Albany, Indiana Development Authority
        500,000   4.250%, 02/01/22 ........................................    NR/A-              440,400

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                      S&P            VALUE
---------------   ---------------------------------------------------------   ---------    --------------
                  LEASE (CONTINUED)
                  Poinciana West, Florida Community Development
                     District Special Assessment Revenue
$     1,000,000   5.875%, 05/01/22 ........................................   NR/NR*       $      732,740
                  Port Saint Lucie, Florida Special Assessment Revenue
                     Southwest Annexation District 1-B
        500,000   5.000%, 07/01/27 MBIA Insured ...........................    A2/AA              445,000
                  Red River, Texas Higher Education TCU Project
      1,000,000   4.375%, 03/15/25 ........................................   Aa3/NR              873,820
                  Salt Lake Valley, Utah Fire Service District Lease
                     Revenue
        610,000   5.200%, 04/01/28 ........................................   Aa3/NR              586,991
      1,000,000   5.250%, 04/01/30 ........................................   Aa3/NR              942,550
                  South Dakota State Building Authority Revenue
        500,000   4.500%, 06/01/24 FGIC Insured ...........................  Baa3/AA-             455,500
                  Spanish Fork, Utah Charter School
      1,900,000   5.550%, 11/15/21 ........................................   NR/NR*            1,425,152
                  Tolomato Community, Florida Development District
                     Special Assessment Revenue
      1,000,000   6.450%, 05/01/23 ........................................   NR/NR*              703,190
                  Twin Creeks, Utah Special Service District BAN
     12,000,000   7.250%, 07/15/10 ........................................   NR/NR*           11,488,440
                  Uintah County, Utah Municipal Building Authority
                     Lease Revenue
      1,500,000   5.300%, 06/01/28 ........................................    NR/A+            1,413,240
                  Utah State Building Ownership Authority
        465,000   5.000%, 05/15/21 ........................................   Aa1/AA+             471,543
      1,755,000   5.250%, 05/15/23 ........................................   Aa1/AA+           1,773,638
        510,000   5.000%, 05/15/23 ........................................   Aa1/AA+             508,934
      1,845,000   5.250%, 05/15/24 ........................................   Aa1/AA+           1,856,845
      1,080,000   5.000%, 05/15/25 ........................................   Aa1/AA+           1,057,493
                  West Bountiful, Utah Courthouse Revenue
        410,000   5.000%, 05/01/19 ........................................    NR/A               446,900

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                      S&P            VALUE
---------------   ---------------------------------------------------------   ---------    --------------
                  LEASE (CONTINUED)
                  West Valley City, Utah Municipal Building Authority
                     Lease Revenue Refunding
$     1,890,000   4.375%, 08/01/26 Series A FGIC Insured ..................   Baa3/A+      $    1,670,911
                                                                                           --------------
                  Total Lease .............................................                    30,409,265
                                                                                           --------------

                  TAX REVENUE (12.0%)
                  Aqua Isles, Florida Community Development District
                     Revenue
        955,000   7.000%, 05/01/38 ........................................   NR/NR*              659,198
                  Bay County, Florida Sales Tax Revenue
        175,000   4.750%, 09/01/23 FSA Insured ............................   Aa3/NR              165,951
                  Bountiful, Utah Special Improvement District Special
                     Assessment Revenue
        203,000   5.000%, 06/01/14 ........................................   NR/NR*              169,676
        213,000   5.150%, 06/01/15 ........................................   NR/NR*              173,810
        224,000   5.300%, 06/01/16 ........................................   NR/NR*              178,123
        236,000   5.500%, 06/01/17 ........................................   NR/NR*              184,238
        249,000   5.650%, 06/01/18 ........................................   NR/NR*              192,168
                  Clark County, Nevada Improvement District
        250,000   5.000%, 08/01/16 ........................................   NR/NR*              162,500
                  Coral Canyon, Utah Special Service District
        110,000   5.000%, 07/15/13 ........................................   NR/NR*               99,321
        250,000   5.500%, 07/15/18 ........................................   NR/NR*              185,278
                  Henderson, Nevada Local  Improvement District
        100,000   4.500%, 09/01/12 ........................................   NR/NR*               85,739
        300,000   5.000%, 09/01/14 ........................................   NR/NR*              240,483
        300,000   5.000%, 09/01/15 ........................................   NR/NR*              231,882
        240,000   5.000%, 03/01/16 ........................................   NR/NR*              183,257
                  Holladay, Utah  Redevelopment Agency
      2,977,500   4.900%, 12/30/20 ........................................   NR/NR*            2,186,021
                  Jordanelle, Utah Special Service District
        186,000   5.000%, 11/15/14 ........................................   NR/NR*              156,499
        196,000   5.100%, 11/15/15 ........................................   NR/NR*              161,251
        206,000   5.200%, 11/15/16 ........................................   NR/NR*              165,140

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                      S&P            VALUE
---------------   ---------------------------------------------------------   ---------    --------------
                  TAX REVENUE (CONTINUED)
                  Jordanelle, Utah Special Service District (continued)
$       216,000   5.300%, 11/15/17 ........................................   NR/NR*       $      169,115
        228,000   5.400%, 11/15/18 ........................................   NR/NR*              176,062
        240,000   5.500%, 11/15/19 ........................................   NR/NR*              181,560
        253,000   5.600%, 11/15/20 ........................................   NR/NR*              187,301
        268,000   5.700%, 11/15/21 ........................................   NR/NR*              194,217
        283,000   5.800%, 11/15/22 ........................................   NR/NR*              201,148
        299,000   6.000%, 11/15/23 ........................................   NR/NR*              210,454
                  Jordanelle, Utah Special Service Improvement
                     District
        175,000   8.000%, 10/01/11 ........................................   NR/NR*              174,578
                  La Verkin, Utah Sales and Franchise Tax Revenue
        571,000   5.100%, 07/15/27 ........................................   NR/NR*              405,524
                  Lehi, Utah Sales Tax
        790,000   5.000%, 06/01/24 FSA Insured ............................   Aaa/AAA             800,033
                  Mesquite, Nevada New Special Improvement
                     District
        240,000   5.300%, 08/01/11 ........................................   NR/NR*              220,675
        175,000   4.600%, 08/01/11 ........................................   NR/NR*              157,560
        185,000   4.750%, 08/01/12 ........................................   NR/NR*              160,262
        220,000   4.900%, 08/01/13 ........................................   NR/NR*              184,028
        135,000   5.250%, 08/01/17 ........................................   NR/NR*               99,411
        300,000   5.350%, 08/01/19 ........................................   NR/NR*              208,989
        130,000   5.400%, 08/01/20 ........................................   NR/NR*               88,300
        475,000   5.500%, 08/01/25 ........................................   NR/NR*              293,403
                  Mountain Regional Water District, Utah Special
                     Assessment
      1,320,000   7.000%, 12/01/18 ........................................   NR/NR*              990,858
                  Mountain Regional Water, Utah Special Service
                     District
      2,000,000   5.000%, 12/15/20 MBIA Insured ...........................    A2/AA            1,836,040
                  North Ogden, Utah Sales Tax Revenue
        195,000   5.000%, 11/01/24 Syncora Guarantee Inc. Insured .........    A3/A+              201,240

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                      S&P            VALUE
---------------   ---------------------------------------------------------   ---------    --------------
                  TAX REVENUE (CONTINUED)
                  Payson City, Utah Sales Tax Revenue
$       445,000   5.000%, 08/01/21 FSA Insured ............................   Aaa/AAA      $      459,703
                  Pembroke Harbor, Florida Community Development
                     District Revenue
      1,820,000   7.000%, 05/01/38 ........................................   NR/NR*            1,256,273
                  Salt Lake City, Utah Sales Tax
        955,000   5.000%, 02/01/21 ........................................   NR/AAA              984,175
      1,005,000   5.000%, 02/01/22 ........................................   NR/AAA            1,026,045
      1,060,000   5.000%, 02/01/23 ........................................   NR/AAA            1,076,027
      1,115,000   5.000%, 02/01/24 ........................................   NR/AAA            1,126,585
                  Sandy City, Utah Sales Tax
        605,000   5.000%, 09/15/20 AMBAC Insured ..........................   Aa3/AA+             619,484
                  South Weber City, Utah
        525,000   5.000%, 01/15/24 MBIA Insured ...........................   Aaa/AA              539,773
                  Springville, Utah Special Assessment Revenue
        400,000   5.500%, 01/15/17 ........................................   NR/NR*              313,628
        457,000   5.650%, 01/15/18 ........................................   NR/NR*              352,388
        483,000   5.800%, 01/15/19 ........................................   NR/NR*              364,177
        510,000   5.900%, 01/15/20 ........................................   NR/NR*              376,319
        540,000   6.000%, 01/15/21 ........................................   NR/NR*              389,891
                  Wasatch County, Utah Building Authority
        130,000   5.000%, 10/01/15 ........................................    A3/NR              136,352
        135,000   5.000%, 10/01/16 ........................................    A3/NR              140,586
                  Wasatch County, Utah Sales Tax
        205,000   5.000%, 12/01/16 AMBAC Insured ..........................   Aa3/AA              216,734
        210,000   5.000%, 12/01/17 AMBAC Insured ..........................   Aa3/AA              220,687
        225,000   5.000%, 12/01/18 AMBAC Insured ..........................   Aa3/AA              234,119
                  Washington City, Utah Sales Tax
        680,000   5.250%, 11/15/17 AMBAC Insured ..........................   Aa3/AA              731,456
                  Weber County, Utah Sales Tax
        385,000   5.000%, 07/01/23 AMBAC Insured ..........................   Aa3/NR              385,762

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                      S&P            VALUE
---------------   ---------------------------------------------------------   ---------    --------------
                  TAX REVENUE (CONTINUED)
                  West Valley City, Utah Redevelopment Agency
$     1,625,000   5.000%, 03/01/21 ........................................    NR/A-       $    1,670,792
        320,000   5.000%, 03/01/22 ........................................    NR/A-              326,429
        350,000   5.000%, 03/01/23 ........................................    NR/A-              355,159
      1,000,000   5.000%, 03/01/24 ........................................    NR/A-            1,009,950
                                                                                           --------------
                  Total Tax Revenue .......................................                    27,033,787
                                                                                           --------------

                  TRANSPORTATION (2.9%)
                  Alaska State International Airport Revenue
        175,000   5.000%, 10/01/24 AMBAC Insured AMT ......................   Aa3/A+              145,240
                  Florida State Turnpike Authority Turnpike Revenue
        500,000   4.500%, 07/01/22 MBIA Insured ...........................   Aa2/AA              477,290
                  Miami-Dade County, Florida Aviation Revenue
        600,000   5.000%, 10/01/24 FGIC Insured AMT .......................    A2/A-              453,300
                  Port of Seattle, Washington Revenue
      1,095,000   5.100%, 04/01/24 AMT FGIC Insured .......................   Aa2/AA-             919,220
                  Utah Transit Authority Sales Tax & Transportation
                     Revenue
      3,300,000   4.125%, 06/15/21 FSA Insured ............................   Aaa/AAA           3,204,432
      1,450,000   4.125%, 06/15/22 FSA Insured ............................   Aaa/AAA           1,361,231
                                                                                           --------------
                  Total Transportation ....................................                     6,560,713
                                                                                           --------------

                  UTILITY (7.9%)
                  Alaska Industrial Development & Export Authority
        400,000   4.625%, 12/01/16 AMBAC Insured AMT ......................   Baa1/A              347,628
                  Cowlitz County, Washington Public Utility District
                     Electric Revenue
      1,000,000   4.500%, 09/01/26 MBIA Insured ...........................    A3/AA              889,990
                  Eagle Mountain, Utah Gas & Electric
      1,385,000   4.250%, 06/01/20 Radian Insured .........................   A3/BBB+           1,281,914
      1,440,000   5.000%, 06/01/21 Radian Insured .........................   A3/BBB+           1,424,203
      1,515,000   5.000%, 06/01/22 Radian Insured .........................   A3/BBB+           1,477,383
                  Garland, Texas Water & Sewer
        440,000   4.500%, 03/01/21 AMBAC Insured ..........................   Baa1/AA             430,703
                  Indianapolis, Indiana Gas Utility
        290,000   5.000%, 08/15/24 AMBAC Insured ..........................   Aa3/AA              289,986

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                      S&P            VALUE
---------------   ---------------------------------------------------------   ---------    --------------
                  UTILITY (CONTINUED)
                  Intermountain Power Agency Utilities Light & Power
                     Service, Utah
$     1,380,000   5.000%, 07/01/19 MBIA Insured ...........................    A2/AA       $    1,398,119
        250,000   5.250%, 07/01/23 ........................................    A1/A               248,245
                  JEA, Florida Electric System Revenue
        500,000   5.000%, 10/01/26 ........................................   Aa3/A+              487,335
                  Manti City, Utah Electric System Revenue
        603,000   5.750%, 02/01/17 ........................................   NR/NR*              510,657
                  Murray City, Utah Utility Electric Revenue
      1,340,000   5.000%, 06/01/25 AMBAC Insured ..........................   Aa3/NR            1,364,683
                  Orem, Utah Water & Storm Sewer Revenue
      1,000,000   5.000%, 07/15/26 ........................................    NR/AA            1,003,750
                  Pleasant Grove City, Utah Water Revenue
        760,000   4.625%, 12/01/23 FSA Insured ............................   Aaa/AAA             720,206
                  Rockport, Indiana Pollution Control Revenue
                     Indiana Michigan Power Company Project
      1,500,000   4.625%, 06/01/25 Series A FGIC Insured ..................   A3/BBB            1,111,650
                  Salem, Utah Electric Revenue
        140,000   5.400%, 11/01/09 ........................................   NR/NR*              142,934
                  Santa Clara Utah Storm Drain Revenue
        877,000   5.100%, 09/15/26 ........................................   NR/NR*              579,776
                  Southern Utah Valley Power System
        210,000   5.250%, 09/15/13 MBIA Insured ...........................    A2/AA              228,455
        225,000   5.250%, 09/15/14 MBIA Insured ...........................    A2/AA              243,949
        235,000   5.250%, 09/15/15 MBIA Insured ...........................    A2/AA              252,061
        185,000   5.125%, 09/15/21 MBIA Insured ...........................    A2/AA              189,386
                  Tacoma, Washington Solid Waste Utility Revenue
      1,000,000   5.000%, 12/01/23Syncora Guarantee Inc. Insured ..........   A3/AA-              970,310
                  Utah Assessed Municipal Power System
      1,000,000   5.000%, 04/01/21 FSA Insured ............................   Aaa/AAA           1,021,340
                  Washington, Utah Electric Revenue
        985,000   5.000%, 09/01/21 Syncora Guarantee Inc. Insured .........    A3/NR            1,017,722
                                                                                           --------------
                  Total Utility ...........................................                    17,632,385
                                                                                           --------------

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                      S&P            VALUE
---------------   ---------------------------------------------------------   ---------    --------------
                  WATER AND SEWER (4.3%)
                  Eagle Mountain, Utah Water and Sewer
$       690,000   4.750%, 11/15/25 MBIA Insured ...........................   Baa1/AA      $      665,891
                  Jacksonville, Florida Water and Sewer System
                     Revenue
        250,000   4.625%, 10/01/22 ........................................   Aa3/AA-             240,508
                  Mesquite, Texas Waterworks & Sewer
        225,000   4.500%, 03/01/24 FSA Insured ............................   Aaa/AAA             216,137
                  Murray City, Utah Sewer and Water
        440,000   5.000%, 10/01/19 AMBAC Insured ..........................   Aa3/NR              453,231
                  Pleasant Grove, Utah Water Revenue
        450,000   4.300%, 12/01/20 MBIA Insured ...........................    A2/AA              431,892
                  Smithfield, Utah Water Revenue
         90,000   4.750%, 06/01/17 ........................................   NR/NR*               72,726
         94,000   4.800%, 06/01/18 ........................................   NR/NR*               74,270
         99,000   4.850%, 06/01/19 ........................................   NR/NR*               76,544
        103,000   4.900%, 06/01/20 ........................................   NR/NR*               77,994
        108,000   5.000%, 06/01/21 ........................................   NR/NR*               81,747
        114,000   5.050%, 06/01/22 ........................................   NR/NR*               85,265
        120,000   5.100%, 06/01/23 ........................................   NR/NR*               88,800
        126,000   5.150%, 06/01/24 ........................................   NR/NR*               92,362
        132,000   5.200%, 06/01/25 ........................................   NR/NR*               95,957
        139,000   5.250%, 06/01/26 ........................................   NR/NR*              100,315
                  Upper Trinity Regional Water District, Texas
        205,000   4.500%, 08/01/20 AMBAC Insured ..........................   Aa3/AA              202,265
                  Utah Water Finance Agency Revenue
        200,000   5.250%, 07/01/16 AMBAC Insured ..........................   Aa3/NR              213,354
        310,000   5.000%, 10/01/17 AMBAC Insured ..........................   Aa3/NR              325,029
        510,000   5.000%, 07/01/18 AMBAC Insured ..........................   Aa3/NR              529,477
                  Utah Water Finance Agency Revenue
        105,000   5.000%, 10/01/20 AMBAC Insured ..........................   Aa3/NR              107,178
        830,000   4.500%, 10/01/22 AMBAC Insured ..........................   Aa3/NR              784,981
        100,000   5.125%, 07/01/23 AMBAC Insured ..........................   Aa3/NR              101,287
        870,000   4.500%, 10/01/23 AMBAC Insured ..........................   Aa3/NR              806,594

                                                                               RATING
   PRINCIPAL                                                                  MOODY'S/
    AMOUNT        REVENUE BONDS (CONTINUED)                                      S&P            VALUE
---------------   ---------------------------------------------------------   ---------    --------------
                  WATER AND SEWER (SCONTINUED)
                  Utah Water Finance Agency Revenue (continued)
$     2,570,000   5.000%, 10/01/25 AMBAC Insured ..........................   Aa3/NR       $    2,510,016
      1,400,000   4.500%, 10/01/28 AMBAC Insured ..........................   Aa3/NR            1,235,640
                                                                                           --------------
                  Total Water and Sewer ...................................                     9,669,460
                                                                                           --------------
                  Total Revenue Bonds .....................................                   182,199,103
                                                                                           --------------
                  Total Investments (cost $249,637,356 - note 4) ..........    98.0%          219,607,756
                  Other assets less liabilities ...........................     2.0             4,405,992
                                                                              -----        --------------
                  Net Assets ..............................................   100.0%       $  224,013,748
                                                                              =====        ==============

                                                                             PERCENT OF
                  PORTFOLIO DISTRIBUTION BY QUALITY RATING                   PORTFOLIO+
                  ----------------------------------------                   ----------
                  Aaa of Moody's or AAA of S&P ............................    22.1%
                  Aa of Moody's or AA of S&P ..............................    36.4
                  A of Moody's or S&P .....................................    10.0
                  Baa of Moody's or BBB of S&P ............................     3.0
                  Not rated* ..............................................    28.5
                                                                              -----
                                                                              100.0%
                                                                              =====

            +     Calculated   using  the  highest  rating  of  the  two  rating
                  services.

            * Any security not rated (NR) by any of the approved credit rating services has been determined by the Manager to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

                            PORTFOLIO ABBREVIATIONS:
                            ------------------------
            ACA -      American Capital Assurance Financial Guaranty Corp.
            AMBAC -    American Municipal Bond Assurance Corp.
            AMT -      Alternative Minimum Tax
            COP -      Certificates of Participation
            FGIC -     Financial Guaranty Insurance Co.
            FSA -      Financial Security Assurance
            LOC -      Letter of Credit
            MBIA -     Municipal Bond Investors Assurance
            NR -       Not Rated

                See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                       STATEMENT OF ASSETS AND LIABILITIES
                          DECEMBER 31, 2008 (unaudited)

ASSETS
   Investments at value (cost $249,637,356) ...........................................    $ 219,607,756
   Cash ...............................................................................        1,155,587
   Interest receivable ................................................................        3,775,471
   Receivable for investment securities sold ..........................................          765,000
   Receivable for Fund shares sold ....................................................          357,010
   Other assets .......................................................................            6,157
                                                                                           -------------
   Total assets .......................................................................      225,666,981
                                                                                           -------------
LIABILITIES
   Dividends payable ..................................................................        1,115,312
   Payable for Fund shares redeemed ...................................................          296,255
   Management fees payable ............................................................           74,868
   Distribution and service fees payable ..............................................           50,493
   Payable for investment securities purchased ........................................           40,625
   Accrued expenses ...................................................................           75,680
                                                                                           -------------
   Total liabilities ..................................................................        1,653,233
                                                                                           -------------
NET ASSETS ............................................................................    $ 224,013,748
                                                                                           =============
   Net Assets consist of:
   Capital Stock - Authorized an unlimited number of shares, par value $0.01 per share     $     256,208
   Additional paid-in capital .........................................................      255,825,684
   Net unrealized depreciation on investments (note 4) ................................      (30,029,600)
   Accumulated net realized loss on investments .......................................       (1,972,049)
   Distrbutions in excess of net investment income ....................................          (66,495)
                                                                                           -------------
                                                                                           $ 224,013,748
                                                                                           =============
CLASS A
   Net Assets .........................................................................    $ 139,904,114
                                                                                           =============
   Capital shares outstanding .........................................................       16,012,387
                                                                                           =============
   Net asset value and redemption price per share .....................................    $        8.74
                                                                                           =============
   Maximum offering price per share (100/96 of $8.74 adjusted to nearest cent) ........    $        9.10
                                                                                           =============
CLASS C
   Net Assets .........................................................................    $  32,649,374
                                                                                           =============
   Capital shares outstanding .........................................................        3,737,986
                                                                                           =============
   Net asset value and offering price per share .......................................    $        8.73
                                                                                           =============
   Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase) ......................................    $        8.73*
                                                                                           =============
CLASS Y
   Net Assets .........................................................................    $  51,460,260
                                                                                           =============
   Capital shares outstanding .........................................................        5,870,432
                                                                                           =============
   Net asset value, offering and redemption price per share ...........................    $        8.77
                                                                                           =============

                See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                            STATEMENT OF OPERATIONS
                 SIX MONTHS ENDED DECEMBER 31, 2008 (unaudited)

INVESTMENT INCOME:
   Interest income                                                            $  6,291,715

Expenses:
   Management fee (note 3)                                   $    586,322
   Distribution and service fees (note 3)                         314,525
   Transfer and shareholder servicing agent fees                   59,813
   Trustees' fees and expenses (note 8)                            54,774
   Legal fees (note 3)                                             24,780
   Shareholders' reports and proxy statements                      21,191
   Custodian fees (note 6)                                         15,172
   Fund accounting fees                                            13,163
   Registration fees and dues                                       9,862
   Auditing and tax fees                                            7,814
   Insurance                                                        5,098
   Chief compliance officer (note 3)                                2,024
   Miscellaneous                                                   20,270
                                                             ------------
   Total expenses                                               1,134,808

   Management fee waived (note 3)                                (213,054)
   Expenses paid indirectly (note 6)                              (32,588)
                                                             ------------
   Net expenses                                                                    889,166
                                                                              ------------
   Net investment income                                                         5,402,549

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss from securities transactions                (906,514)
   Change in unrealized depreciation on investments           (24,366,737)
                                                             ------------

   Net realized and unrealized gain (loss) on investments                      (25,273,251)
                                                                              ------------
   Net increase in net assets resulting from operations                       $(19,870,702)
                                                                              ============

See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                      Six Months Ended
                                                                      December 31, 2008         Year Ended
                                                                         (unaudited)          June 30, 2008
                                                                      -----------------     -----------------
OPERATIONS:
   Net investment income .........................................    $       5,402,549     $       9,139,922
   Net realized gain (loss) from securities transactions .........             (906,514)              638,898
   Change in unrealized depreciation on investments ..............          (24,366,737)           (4,614,006)
                                                                      -----------------     -----------------
      Change in net assets from operations .......................          (19,870,702)            5,164,814
                                                                      -----------------     -----------------

DISTRIBUTIONS TO SHAREHOLDERS (note 10):
   Class A Shares:
   Net investment income .........................................           (3,651,709)           (6,459,904)

   Class C Shares:
   Net investment income .........................................             (636,448)           (1,040,811)

   Class Y Shares:
   Net investment income .........................................           (1,211,079)           (1,961,979)
                                                                      -----------------     -----------------
      Change in net assets from distributions ....................           (5,499,236)           (9,462,694)
                                                                      -----------------     -----------------

CAPITAL SHARE TRANSACTIONS (note 7):
   Proceeds from shares sold .....................................           39,384,658            55,700,331
   Reinvested dividends and distributions ........................            2,516,893             5,703,447
   Cost of shares redeemed .......................................          (31,285,264)          (45,261,625)
                                                                      -----------------     -----------------
      Change in net assets from capital share transactions .......           10,616,287            16,142,153
                                                                      -----------------     -----------------

      Change in net assets .......................................          (14,753,651)           11,844,273

NET ASSETS:
   Beginning of period ...........................................          238,767,399           226,923,126
                                                                      -----------------     -----------------
   End of period* ................................................    $     224,013,748     $     238,767,399
                                                                      =================     =================

   * Includes distributions in excess of net investment income and
     undistributed net investment income, respectively, of: ......    $         (66,495)    $          30,192
                                                                      =================     =================

                See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                         NOTES TO FINANCIAL STATEMENTS
                         DECEMBER 31, 2008 (unaudited)

1. ORGANIZATION

      Tax-Free  Fund  For  Utah  (the  "Fund"),  a   non-diversified,   open-end
investment company, was organized on December 12, 1990 as a Massachusetts business trust and commenced operations on July 24, 1992. The Fund is authorized to issue an unlimited number of shares and, since its inception to May 21, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y Shares. All shares outstanding prior to that date were designated as Class A Shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C Shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares, together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y Shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y Shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997, the Fund established Class I Shares which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I Shares are sold at net asset value without any sales charge, redemption fees, or contingent deferred sale charge. Class I Shares carry a distribution and service fee. As of the report date, there were no Class I Shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued by the pricing service at the mean of bid and asked quotations. If market quotations or a valuation from the pricing service is not readily available, the security is valued at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase is 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeds 60 days.

b) FAIR VALUE MEASUREMENTS: The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"), effective July 1, 2008. SFAS 157 established a three-tier hierarchy of inputs to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The Fund's investments are assigned levels based upon the observability.

      The three-tier hierarchy inputs is summarized below:

      Level 1 - quoted prices in active markets for identical securities

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

      The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities

      The following is a summary of the valuation inputs, representing 100% of the Fund's investments, used to value the Fund's net assets as of December 31, 2008:

      Valuation Inputs                                 Investments in Securities
      ----------------                                 -------------------------
      Level 1 - Quoted Prices .....................          $          --
      Level 2 - Other Significant Observable Inputs            219,607,756
      Level 3 - Significant Unobservable Inputs ...                     --
                                                             -------------
      Total .......................................          $ 219,607,756
                                                             =============

c) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

d) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

      FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48") was adopted on December 31, 2007. Management has reviewed the tax positions for each of the open tax years (2004-2008) and has determined that the implementation of FIN 48 did not have a material impact on the Fund's financial statements.

e) MULTIPLE CLASS ALLOCATIONS: All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

f) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

g) ACCOUNTING PRONOUNCEMENT: In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161") was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of SFAS 161and its impact, if any, on the Fund's financial statement disclosures.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

      Aquila Investment Management LLC (the "Manager"), a wholly-owned subsidiary of Aquila Management Corporation, the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. Under the Advisory and Administration Agreement, the
Manager provides all investment management and administrative services to the Fund. The Manager's services include providing the office of the Fund and all related services as well as managing relationships with all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, fund accounting agent, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.50 of 1% on the Fund's average net assets.

      For the six months ended December 31, 2008, the Fund incurred management fees of $586,322 of which $213,054 was waived. The Manager has contractually undertaken to waive fees and/or reimburse Fund expenses during the period July 1, 2008 through June 30, 2009 so that total Fund expenses would not exceed 0.83% for Class A Shares, 1.63% for Class C Shares or 0.63% for Class Y Shares. A similar contractual undertaking is intended to be in place through the period ended June 30, 2010.

      Under a Compliance Agreement with the Manager, the Manager is compensated for Chief Compliance Officer related services provided to enable the Fund to comply with Rule 38a-1 of the Investment Company Act of 1940.

      Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

      The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940, as amended. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make distribution fee payments to broker-dealers or others ("Qualified
Recipients") selected by Aquila Distributors, Inc. (the "Distributor") including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.20% of the Fund's average net assets represented by Class A Shares. For the six months ended December 31, 2008, distribution fees on Class A Shares amounted to $153,538, of which the Distributor retained $4,185.

      Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's average net assets represented by Class C Shares and for the six months ended December 31, 2008, amounted to $120,740. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's average net assets represented by Class C Shares and for the six months ended December 31, 2008 amounted to $40,247. The total of these payments with respect to Class C Shares amounted to $160,987, of which the Distributor retained $30,859.

      Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

      Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various brokerage and advisory firms ("intermediaries"), the Fund's shares are currently sold primarily through the facilities of intermediaries having offices within Utah, with the bulk of sales commissions inuring to such intermediaries. For the six months ended December 31, 2008, total commissions on sales of Class A Shares amounted to $229,347, of which the Distributor received $19,077.

c) OTHER RELATED PARTY TRANSACTIONS:

      For the six months ended December 31, 2008, the Fund incurred $24,577 of legal fees allocable to Butzel Long PC, counsel to the Fund, for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a shareholder of that firm.

4. PURCHASES AND SALES OF SECURITIES

      During the six months ended December 31, 2008, purchases of securities and proceeds from the sales of securities aggregated $46,209,547 and $32,212,280, respectively.

      At December 31, 2008, the aggregate tax cost for all securities was $249,601,560. At December 31, 2008, the aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost amounted to $411,899 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value amounted to $30,405,703, for a net unrealized depreciation of $29,993,804.

5. PORTFOLIO ORIENTATION

      Since the Fund may invest entirely in double tax-free municipal obligations of issuers within Utah, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Utah and whatever effects these may have upon Utah issuers' ability to meet their obligations.

      The Fund is also permitted to invest in tax-free municipal obligations meeting comparable quality standards of issuers in certain states that do not tax the interest on obligations of Utah issuers and that provide income which is exempt from both regular Federal and Utah income taxes. At December 31, 2008, the Fund had 59% of its net assets invested in State of Utah municipal issues.

6. EXPENSES

      The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses.

7. CAPITAL SHARE TRANSACTIONS

      Transactions in Capital Shares of the Fund were as follows:

                                      Six Months Ended
                                      December 31, 2008                     Year Ended
                                         (unaudited)                      June 30, 2008
                                -----------------------------     -----------------------------
                                   Shares           Amount           Shares           Amount
                                ------------     ------------     ------------     ------------
CLASS A SHARES:
   Proceeds from shares sold       1,819,267     $ 16,713,898        2,834,849     $ 28,003,392
   Reinvested distributions          188,903        1,754,990          417,757        4,128,043
   Cost of shares redeemed .      (2,254,001)     (19,837,905)      (2,020,117)     (19,970,653)
                                ------------     ------------     ------------     ------------
      Net change ...........        (245,831)      (1,369,017)       1,232,489       12,160,782
                                ------------     ------------     ------------     ------------
CLASS C SHARES:
   Proceeds from shares sold         783,901        7,194,901          796,274        7,849,550
   Reinvested distributions           36,087          334,445           64,603          638,158
   Cost of shares redeemed .        (363,564)      (3,391,960)        (699,234)      (6,926,362)
                                ------------     ------------     ------------     ------------
      Net change ...........         456,424        4,137,386          161,643        1,561,346
                                ------------     ------------     ------------     ------------
CLASS Y SHARES:
   Proceeds from shares sold       1,702,873       15,475,859        2,002,683       19,847,389
   Reinvested distributions           46,284          427,458           94,661          937,246
   Cost of shares redeemed .        (873,398)      (8,055,399)      (1,843,176)     (18,364,610)
                                ------------     ------------     ------------     ------------
      Net change ...........         875,759        7,847,918          254,168        2,420,025
                                ------------     ------------     ------------     ------------
Total transactions in Fund
   shares ..................       1,086,352     $ 10,616,287        1,648,300     $ 16,142,153
                                ============     ============     ============     ============

8. TRUSTEES' FEES AND EXPENSES

      At December 31, 2008 there were 7 Trustees, one of which is affiliated with the Manager and is not paid any fees. The total amount of Trustees' service and attendance fees paid during the six months ended December 31, 2008 was $37,556, to cover carrying out their responsibilities and attendance at regularly scheduled quarterly Board Meetings and meetings of the Independent Trustees held prior to each quarterly Board Meeting. When additional meetings (Audit, Nominating, Shareholder and special meetings) are held, meeting fees are paid to those Trustees in attendance. Trustees are reimbursed for their expenses such as travel, accommodations, and meals incurred in connection with attendance at Board Meetings and the Annual Meeting of Shareholders. For the six months ended December 31, 2008, such meeting-related expenses amounted to $17,218.

9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

      The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in an amount equal to or greater than the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. INCOME TAX INFORMATION AND DISTRIBUTIONS

      The Fund declares dividends daily from net investment income and makes payments monthly. Net realized capital gains, if any, are distributed annually and are taxable. These distributions are paid in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option.

      The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Utah income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. In this regard, the Fund increased undistributed net investment income in the amount of $318,186 and decreased additional paid-in capital in the amount of $318,186 at June 30, 2008. This adjustment had no impact on the Fund's aggregate net assets at June 30, 2008. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income rates. For certain shareholders some dividend income may, under some circumstances, be subject to the alternative minimum tax.

      At June 30, 2008, the Fund had a capital loss carryover of $1,065,535 of which $796,250 expires on June 30, 2009, $15,469 expires on June 30, 2011, and $253,816 expires on June 30, 2012. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss is used to offset future realized capital gains, it is probable that the gains so offset will not be distributed.

      The tax character of distributions:

                                                  Year Ended June 30,
                                                  2008          2007
                                               ----------    ----------
      Net tax-exempt income                    $9,144,508    $8,484,772
      Ordinary income                             318,186       454,426
                                               ----------    ----------
                                               $9,462,694    $8,939,198
                                               ==========    ==========

      As of June 30, 2008, the components of distributable earnings on a tax basis were as follows:

      Undistributed tax-exempt income         $   249,163
      Accumulated net realized loss            (1,065,535)
      Unrealized depreciation                  (5,632,671)
      Other temporary differences                (249,163)
                                              -----------
                                              $(6,698,206)
                                              ===========

      At June 30, 2008, the difference between book basis and tax basis unrealized appreciation was attributable primarily to the treatment of accretion of discounts and amortization of premiums. The difference between book basis and tax basis undistributed income is due to the timing of distributions.

11. RECENT DEVELOPMENT

      Over the past year, municipal bond insurance companies have been under review by the three major rating agencies: Standard & Poor's, Moody's and Fitch. The ratings of some of the insurance companies have now either been downgraded and/or have a negative outlook. The financial markets continue to assess the severity of the losses caused by the subprime credit crisis and its impact on municipal bond insurance companies and the prices of insured municipal bonds.

                             TAX-FREE FUND FOR UTAH
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                       Class A
                                                  --------------------------------------------------------------------------------
                                                  Six Months
                                                    Ended                                Year Ended June 30,
                                                   12/31/08       ----------------------------------------------------------------
                                                  (unaudited)       2008          2007          2006          2005          2004
                                                   --------       --------      --------      --------      --------      --------
Net asset value, beginning of period ..........    $   9.73       $   9.91      $   9.87      $  10.26      $   9.91      $  10.31
                                                   --------       --------      --------      --------      --------      --------
Income (loss) from investment operations:
   Net investment income ......................        0.22++         0.41+         0.40+         0.40+         0.41+         0.43++
   Net gain (loss) on securities (both realized
      and unrealized) .........................       (0.99)         (0.17)         0.05         (0.37)         0.38         (0.37)
                                                   --------       --------      --------      --------      --------      --------
   Total from investment operations ...........       (0.77)          0.24          0.45          0.03          0.79          0.06
                                                   --------       --------      --------      --------      --------      --------
Less distributions (note 10):
   Dividends from net investment income .......       (0.22)         (0.42)        (0.41)        (0.42)        (0.44)        (0.46)
   Distributions from capital gains ...........          --             --            --            --            --            --
                                                   --------       --------      --------      --------      --------      --------
   Total distributions ........................       (0.22)         (0.42)        (0.41)        (0.42)        (0.44)        (0.46)
                                                   --------       --------      --------      --------      --------      --------
Net asset value, end of period ................    $   8.74       $   9.73      $   9.91      $   9.87      $  10.26      $   9.91
                                                   ========       ========      ========      ========      ========      ========
Total return (not reflecting sales charge) ....       (7.98)%*        2.45%         4.60%         0.28%         8.06%         0.54%
Ratios/supplemental data
   Net assets, end of period (in thousands) ...    $139,904       $158,125      $148,894      $142,227      $126,091      $ 94,103
   Ratio of expenses to average net assets ....        0.72%**        0.63%         0.68%         0.64%         0.59%         0.48%
   Ratio of net investment income to average
      net assets ..............................        4.63%**        4.09%         3.89%         3.90%         3.98%         4.19%
   Portfolio turnover rate ....................       14.36%*        18.83%        17.36%         9.61%         8.68%        15.98%

The expense and net investment income ratios without the effect of the waiver of a portion of the management fee and the expense reimbursement were (note 3):

   Ratio of expenses to average net assets ....        0.87%**        0.90%         0.96%         0.93%         0.97%         0.94%
   Ratio of net investment income to average
      net assets ..............................        4.48%**        3.82%         3.61%         3.61%         3.60%         3.73%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were (note 3):

   Ratio of expenses to average net assets ....        0.69%**        0.61%         0.66%         0.61%         0.56%         0.47%

----------
+     Per share amounts have been calculated using the monthly average shares method.
++    Per share amounts have been calculated using the daily average shares method.
*     Not annualized.
**    Annualized.

                See accompanying notes to financial statements.

                             TAX-FREE FUND FOR UTAH
                        FINANCIAL HIGHLIGHTS (continued)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                   Class C
                                              --------------------------------------------------------------------------------
                                              Six Months
                                                Ended                                Year Ended June 30,
                                               12/31/08       ----------------------------------------------------------------
                                              (unaudited)       2008          2007          2006          2005          2004
                                               --------       --------      --------      --------      --------      --------
Net asset value, beginning of period ......    $   9.72       $   9.91      $   9.87      $  10.26      $   9.91      $  10.30
                                               --------       --------      --------      --------      --------      --------
Income (loss) from investment operations:
   Net investment income ..................        0.18++         0.33++        0.32+         0.32+         0.32+         0.34+
   Net gain (loss) on securities (both
      realized and unrealized) ............       (0.99)         (0.18)         0.05         (0.37)         0.38         (0.36)
                                               --------       --------      --------      --------      --------      --------
Total from investment operations ..........       (0.81)          0.15          0.37         (0.05)         0.70         (0.02)
                                               --------       --------      --------      --------      --------      --------
Less distributions (note 10):
   Dividends from net investment income ...       (0.18)         (0.34)        (0.33)        (0.34)        (0.35)        (0.37)
   Distributions from capital gains .......          --             --            --            --            --            --
                                               --------       --------      --------      --------      --------      --------
   Total distributions ....................       (0.18)         (0.34)        (0.33)        (0.34)        (0.35)        (0.37)
                                               --------       --------      --------      --------      --------      --------
Net asset value, end of period ............    $   8.73       $   9.72      $   9.91      $   9.87      $  10.26      $   9.91
                                               ========       ========      ========      ========      ========      ========
Total return (not reflecting sales charge)        (8.37)%*        1.53%         3.77%        (0.52)%        7.20%        (0.16)%
Ratios/supplemental data
   Net assets, end of period (in thousands)    $ 32,649       $ 31,906      $ 30,905      $ 33,791      $ 27,581      $ 21,961
   Ratio of expenses to average net assets         1.51%**        1.43%         1.48%         1.44%         1.39%         1.27%
   Ratio of net investment income to
      average net assets ..................        3.83%**        3.29          3.10%         3.10%         3.18%         3.38%
   Portfolio turnover rate ................       14.36%*        18.83         17.36%         9.61%         8.68%        15.98%

The expense and net investment income ratios without the effect of the waiver of a portion of the management fee and the expense reimbursement were (note 3):

   Ratio of expenses to average net assets         1.67%**        1.70%         1.76%         1.72%         1.77%         1.74%
   Ratio of net investment income to
      average net assets ..................        3.68%**        3.02%         2.81%         2.81%         2.80%         2.93%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were (note 3):

   Ratio of expenses to average net assets         1.49%**        1.42%         1.46%         1.41%         1.36%         1.27%

                                                                                   Class Y
                                              --------------------------------------------------------------------------------
                                              Six Months
                                                Ended                                Year Ended June 30,
                                               12/31/08       ----------------------------------------------------------------
                                              (unaudited)       2008          2007          2006          2005          2004
                                               --------       --------      --------      --------      --------      --------
Net asset value, beginning of period ......    $   9.76       $   9.94      $   9.90      $  10.29      $   9.94      $  10.34
                                               --------       --------      --------      --------      --------      --------
Income (loss) from investment operations:
   Net investment income ..................        0.23++         0.43++        0.41+         0.42+         0.42+         0.44++
   Net gain (loss) on securities (both
      realized and unrealized) ............       (0.99)         (0.17)         0.07         (0.37)         0.39         (0.36)
                                               --------       --------      --------      --------      --------      --------
Total from investment operations ..........       (0.76)          0.26          0.48          0.05          0.81          0.08
                                               --------       --------      --------      --------      --------      --------
Less distributions (note 10):
   Dividends from net investment income ...       (0.23)         (0.44)        (0.44)        (0.44)        (0.46)        (0.48)
   Distributions from capital gains .......          --             --            --            --            --            --
                                               --------       --------      --------      --------      --------      --------
   Total distributions ....................       (0.23)         (0.44)        (0.44)        (0.44)        (0.46)        (0.48)
                                               --------       --------      --------      --------      --------      --------
Net asset value, end of period ............       $8,77       $   9.76      $   9.94      $   9.90      $  10.29      $   9.94
                                               ========       ========      ========      ========      ========      ========
Total return (not reflecting sales charge)        (7.85)%*        2.67%         4.80%         0.49%         8.27%         0.76%
Ratios/supplemental data
   Net assets, end of period (in thousands)    $ 51,460       $ 48,737      $ 47,124      $ 39,791      $ 17,928      $  8,233
   Ratio of expenses to average net assets         0.52%**        0.43%         0.48%         0.44%         0.39%         0.28%
   Ratio of net investment income to
      average net assets ..................        4.84%**        4.29%         4.09%         4.10%         4.15%         4.41%
   Portfolio turnover rate ................       14.36%*        18.83%        17.36%         9.61%         8.68%        15.98%

The expense and net investment income ratios without the effect of the waiver of a portion of the management fee and the expense reimbursement were (note 3):

   Ratio of expenses to average net assets         0.67%**        0.70%         0.76%         0.72%         0.77%         0.74%
   Ratio of net investment income to
      average net assets ..................        4.69%**        4.02%         3.81%         3.82%         3.78%         3.95%

The expense ratios after giving effect to the waiver, reimbursement and expense offset for uninvested cash balances were (note 3):

   Ratio of expenses to average net assets         0.49%**        0.42%         0.46%         0.41%         0.37%         0.27%

----------
+     Per share amounts have been calculated using the monthly average shares method.
++    Per share amounts have been calculated using the daily average shares method.
*     Not annualized.
**    Annualized.

                See accompanying notes to financial statements.

--------------------------------------------------------------------------------

ANALYSIS OF EXPENSES (UNAUDITED)

      As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end sales charges with respect to Class A shares or contingent deferred sales charges ("CDSC") with respect to Class C shares; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. The table below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The table below is based on an investment of $1,000 invested on July 1, 2008 and held for the six months ended December 31, 2008.

ACTUAL EXPENSES

      This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

SIX MONTHS ENDED DECEMBER 31, 2008

                              ACTUAL
                           TOTAL RETURN    BEGINNING    ENDING      EXPENSES
                              WITHOUT       ACCOUNT     ACCOUNT    PAID DURING
                         SALES CHARGES(1)    VALUE       VALUE     THE PERIOD(2)
--------------------------------------------------------------------------------
Class A                      (7.98)%       $1,000.00    $920.20       $3.34
--------------------------------------------------------------------------------
Class C                      (8.37)%       $1,000.00    $916.30       $7.20
--------------------------------------------------------------------------------
Class Y                      (7.85)%       $1,000.00    $921.50       $2.37
--------------------------------------------------------------------------------

(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS, IF ANY, AT NET ASSET VALUE AND DOES NOT REFLECT THE DEDUCTION OF THE APPLICABLE SALES CHARGES WITH RESPECT TO CLASS A SHARES OR THE APPLICABLE CONTINGENT DEFERRED SALES CHARGES ("CDSC") WITH RESPECT TO CLASS C SHARES. TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

(2) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.69%, 1.49% AND 0.49% FOR THE FUND'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

      Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs with respect to Class A shares. The example does not reflect the deduction of contingent deferred sales charges ("CDSC") with respect to Class C shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transaction costs were included, your costs would have been higher.

SIX MONTHS ENDED DECEMBER 31, 2008

                         HYPOTHETICAL
                          ANNUALIZED     BEGINNING      ENDING       EXPENSES
                             TOTAL        ACCOUNT       ACCOUNT     PAID DURING
                            RETURN        VALUE         VALUE      THE PERIOD(1)
--------------------------------------------------------------------------------
Class A                     5.00%        $1,000.00     $1,021.73       $3.52
--------------------------------------------------------------------------------
Class C                     5.00%        $1,000.00     $1,017.69       $7.58
--------------------------------------------------------------------------------
Class Y                     5.00%        $1,000.00     $1,022.74       $2.50
--------------------------------------------------------------------------------

(1) EXPENSES ARE EQUAL TO THE ANNUALIZED EXPENSE RATIO OF 0.69%, 1.49% AND 0.49% FOR THE FUND'S CLASS A, C AND Y SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/365 (TO REFLECT THE ONE-HALF YEAR PERIOD).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

INFORMATION AVAILABLE (UNAUDITED)

      Much of the information that the funds in the Aquila Group of Funds produce is automatically sent to you and all other shareholders. Specifically, you are routinely sent the entire list of portfolio securities of your Fund twice a year in the semi-annual and annual reports you receive. Additionally, we prepare, and have available, portfolio listings at the end of each quarter. Whenever you may be interested in seeing a listing of your Fund's portfolio other than in your shareholder reports, please check our website http://www.aquilafunds.com or call us at 1-800-437-1020.

      The Fund additionally files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website at http://www.sec.gov. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, DC or by calling 1-800-SEC-0330.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PROXY VOTING RECORD (UNAUDITED)

      The Fund does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2008 with respect to which the Fund was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

--------------------------------------------------------------------------------

ADDITIONAL INFORMATION (UNAUDITED)

RENEWAL OF THE ADVISORY AND ADMINISTRATION AGREEMENT

      Renewal until December 31, 2009 of the Advisory and Administration Agreement (the "Advisory Agreement") between the Fund and the Manager was approved by the Board of Trustees and the independent Trustees in December, 2008. At a meeting called and held for that purpose at which a majority of the independent Trustees were present in person, the following materials were considered:

      o     A copy of the agreement to be renewed;

      o     A term sheet describing the material terms of the agreement;

      o     The Annual Report of the Fund for the year ended June 30, 2008;

      o A report, prepared by the Manager and provided to the Trustees in advance of the meeting for the Trustees' review, containing data about the performance of the Fund, data about its fees, expenses and purchases and redemptions of capital shares together with comparisons of such data with similar data about other comparable funds, as well as data as to the profitability of the Manager; and

      o Quarterly materials reviewed at prior meetings on the Fund's performance, operations, portfolio and compliance.

      The Trustees reviewed materials relevant to, and considered the following factors:

THE NATURE, EXTENT, AND QUALITY OF THE SERVICES PROVIDED BY THE MANAGER

      The Manager has provided local management of the Fund's portfolio. The Trustees noted that the Manager employed Mr. Thomas S. Albright and Mr. Kimball Young as co-portfolio managers for the Fund and has established facilities for credit analysis of the Fund's portfolio securities. Mr. Young, based in Salt Lake City, has extensive municipal bond underwriting experience and has provided local information regarding specific holdings in the Fund's portfolio. Mr. Albright has over 25 years of investment management experience. The portfolio managers have also been available to and have met with the brokerage and financial planner community and with investors and prospective investors to provide them with information generally about the Fund's portfolio, with which to assess the Fund as an investment vehicle for residents of Utah in light of prevailing interest rates and local economic conditions.

      The Board considered that the Manager had provided all services the Board deemed necessary or appropriate, including the specific services that the Board has determined are required for the Fund, given that its purpose is to provide shareholders with as high a level of current income exempt from Utah state and regular Federal income taxes as is consistent with preservation of capital.

      The Manager has additionally provided all administrative services to the Fund. The Board considered the nature and extent of the Manager's supervision of third-party service providers, including the Fund's shareholder servicing agent and custodian. The Board considered that the Manager had established and maintained a strong culture of ethical conduct and regulatory compliance.

      The Board concluded that the services provided were appropriate and satisfactory and that the Fund would be well served if they continued. Evaluation of this factor weighed in favor of renewal of the Advisory Agreement.

THE INVESTMENT PERFORMANCE OF THE FUND AND THE MANAGER

      The Board reviewed each aspect of the Fund's performance and compared its performance with that of its competitors, with national averages and the benchmark index. It was noted that the materials provided by the Manager indicated that the Fund had investment performance that was comparable to that of all single-state tax-free municipal bond funds nationwide, including funds of a comparable asset size for one-, five- and ten-year periods.

      The Board considered these results to be consistent with the purposes of the Fund.

      The Board concluded that the performance of the Fund, in light of market conditions, was satisfactory. Evaluation of this factor indicated to the Trustees that renewal of the Advisory Agreement would be appropriate.

THE COSTS OF THE SERVICES TO BE PROVIDED AND PROFITS TO BE REALIZED BY THE MANAGER AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE FUND

      The information provided in connection with renewal contained expense data for the Fund and its competitors as well as data for all single-state tax-free municipal bond funds nationwide, including data for all such front-end load funds of a comparable asset size. The materials also showed the profitability to the Manager of its services to the Fund.

      The Board noted that the Manager was currently waiving a portion of its fees and had been since the Fund's inception. Additionally, it was noted that the Manager had contractually undertaken to waive fees and/or reimburse Fund expenses during the period July 1, 2008 through June 30, 2009 so that total Fund expenses would not exceed 0.83 of 1% for Class A Shares. The Manager had indicated that it intended to continue waiving fees as necessary in order that the Fund would remain competitive.

      The Board compared the expense and fee data with respect to the Fund to similar data about other funds that it found to be relevant. The Board concluded that the expenses of the Fund and the fees paid were similar to and were reasonable as compared to those being paid by single-state tax-free municipal bond funds nationwide, and by the Fund's competitors.

      The Board further concluded that the profitability to the Manager and the Distributor did not argue against approval of the fees to be paid under the Advisory Agreement.

THE EXTENT TO WHICH ECONOMIES OF SCALE WOULD BE REALIZED AS THE FUND GROWS

      Data provided to the Trustees showed that the Fund's asset size had been increasing in recent years. The Trustees also noted that the materials indicated that the Fund's fees were already lower than those of its peers, including those with breakpoints. Additionally, the Trustees noted that the Manager was currently waiving a substantial portion of its fees. Evaluation of these factors indicated to the Board that the Advisory Agreement should be renewed without addition of breakpoints at this time.

BENEFITS DERIVED OR TO BE DERIVED BY THE MANAGER AND ITS AFFILIATES FROM THE RELATIONSHIP WITH THE FUND

      The Board observed that, as is generally true of most fund complexes, the Manager and its affiliates, by providing services to a number of funds including the Fund, were able to spread costs as they would otherwise be unable to do. The Board noted that while that produces efficiencies and increased profitability for the Manager and its affiliates, it also makes their services available to the Fund at favorable levels of quality and cost which are more advantageous to the Fund than would otherwise have been possible.

FOUNDERS
  Lacy B. Herrmann, Chairman Emeritus
  Aquila Management Corporation

MANAGER
  AQUILA investment MANAGEMENT LLC
  380 Madison Avenue, Suite 2300
  New York, New York 10017

BOARD OF TRUSTEES
  Gary C. Cornia, Chair
  Anne J. Mills, Vice Chair
  Tucker Hart Adams
  Thomas A. Christopher
  Diana P. Herrmann
  Lyle W. Hillyard
  John C. Lucking

OFFICERS
  Diana P. Herrmann, President
  Kimball L. Young, Senior Vice President
    and Co-Portfolio Manager
  Thomas S. Albright, Senior Vice President
    and Co-Portfolio Manager
  M. Kayleen Willis, Vice President
  Robert W. Anderson, Chief Compliance Officer
  Joseph P. DiMaggio, Chief Financial Officer
    and Treasurer
  Edward M.W. Hines, Secretary

DISTRIBUTOR
  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
  PNC Global Investment Servicing
  101 Sabin Street
  Pawtucket, RI 02860

CUSTODIAN
  JPMORGAN CHASE BANK, N.A.
  1111 Polaris Parkway
  Columbus, Ohio 43240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
  Tait, Weller & Baker LLP
  1818 Market Street, Suite 2400
  Philadelphia, PA 19103

Further information is contained in the Prospectus, which must precede or accompany this report.


ITEM 2.  CODE OF ETHICS.

	Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

	Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTING FEES AND SERVICES.

	Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

	Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS.

	Included in Item 1 above

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

   	Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

	Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

	The Board of Directors of the Registrant has adopted a Nominating Committee Charter which provides that the Nominating Committee (the 'Committee') may consider and evaluate nominee candidates properly submitted by shareholders if a vacancy among the Independent Trustees of the Registrant occurs and if, based on the Board's then current size, composition and structure, the Committee determines that the vacancy should be filled. The Committee will consider candidates submitted by shareholders on the same basis as it considers and evaluates candidates recommended by other sources. A copy of the qualifications and procedures that must be met or followed by shareholders to properly submit a nominee candidate to the Committee may be obtained by submitting a request in writing to the Secretary of the Registrant.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.


ITEM 12.  EXHIBITS.

(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.




SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

TAX-FREE FUND FOR UTAH


By:  /s/  Diana P. Herrmann
-----------------------------------
President and Trustee
March 4, 2009



By:  /s/  Joseph P. DiMaggio
-------------------------------------
Chief Financial Officer and Treasurer
March 4, 2009



Pursuant to the requirements of the Securities Exchange Act of 1934 And the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:  /s/  Diana P. Herrmann
-----------------------------------
Diana P. Herrmann
President and Trustee
March 4, 2009



By:  /s/  Joseph P. DiMaggio
-------------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
March 4, 2009








TAX-FREE FUND FOR UTAH

EXHIBIT INDEX



(a) (2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.